Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000159719
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	APSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.37%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Pinnacle Multi-Strategy Core Fund - with load	S&P 500® Equal Weight Index	Bloomberg U.S. Aggregate Bond Index
Oct-2015	$9,425	$10,000	$10,000
Sep-2016	$9,925	$11,617	$10,513
Sep-2017	$11,007	$13,503	$10,520
Sep-2018	$11,774	$15,386	$10,392
Sep-2019	$10,795	$15,909	$11,462
Sep-2020	$12,393	$16,307	$12,263
Sep-2021	$14,110	$22,970	$12,153
Sep-2022	$12,312	$19,862	$10,379
Sep-2023	$13,335	$22,571	$10,446
Sep-2024	$16,160	$29,078	$11,654

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (10/01/2015)
Pinnacle Multi-Strategy Core Fund
Without Load	21.19%	8.40%	6.17%
With Load	14.20%	7.13%	5.48%
S&P 500® Equal Weight Index	28.83%	12.82%	12.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 43,797,909	$ 43,797,909
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 163,845
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,797,909
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$163,845
Portfolio Turnover	424%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.0%
Money Market Funds	22.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000159720
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	CPSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.12%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Pinnacle Multi-Strategy Core Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Equal Weight Index
Oct-2015	$10,000	$10,000	$10,000
Sep-2016	$10,460	$10,513	$11,617
Sep-2017	$11,503	$10,520	$13,503
Sep-2018	$12,211	$10,392	$15,386
Sep-2019	$11,118	$11,462	$15,909
Sep-2020	$12,665	$12,263	$16,307
Sep-2021	$14,312	$12,153	$22,970
Sep-2022	$12,391	$10,379	$19,862
Sep-2023	$13,323	$10,446	$22,571
Sep-2024	$16,029	$11,654	$29,078

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2015)
Pinnacle Multi-Strategy Core Fund	20.31%	7.59%	5.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.72%
S&P 500® Equal Weight Index	28.83%	12.82%	12.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 43,797,909	$ 43,797,909
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 163,845
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,797,909
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$163,845
Portfolio Turnover	424%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.0%
Money Market Funds	22.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.
C000159721
Shareholder Report [Line Items]
Fund Name	Pinnacle Multi-Strategy Core Fund
Trading Symbol	IPSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.
Additional Information Phone Number	(888) 985-9830
Additional Information Website	pinnacledynamicfunds.com/document-center/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.12%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Pinnacle Multi-Strategy Core Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Equal Weight Index
Oct-15	$1,000,000	$1,000,000	$1,000,000
Sep-16	$1,057,000	$1,051,252	$1,161,690
Sep-17	$1,174,260	$1,052,016	$1,350,253
Sep-18	$1,258,344	$1,039,222	$1,538,583
Sep-19	$1,157,570	$1,146,222	$1,590,940
Sep-20	$1,332,320	$1,226,282	$1,630,671
Sep-21	$1,520,097	$1,215,305	$2,297,048
Sep-22	$1,329,385	$1,037,875	$1,986,199
Sep-23	$1,443,629	$1,044,564	$2,257,119
Sep-24	$1,753,906	$1,165,405	$2,907,754

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2015)
Pinnacle Multi-Strategy Core Fund	21.49%	8.67%	6.44%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.72%
S&P 500® Equal Weight Index	28.83%	12.82%	12.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Oct. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 43,797,909	$ 43,797,909
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 163,845
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,797,909
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$163,845
Portfolio Turnover	424%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.0%
Money Market Funds	22.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.